BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of short-term borrowings

Components of short-term borrowings as of December 31, 2022 and 2023 were as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Short-term borrowings	10,316,714	10,895,733
Long-term borrowings—current portion	2,102,456	2,688,041
Total short-term borrowings	12,419,170	13,583,774

Schedule of type of short-term borrowings

Details of the Group’s short-term borrowings as of December 31, 2023 are (RMB in thousands):

Type of loan	As of December 31, 2023	Guarantee/Collateral
Credit loan	953,833		a)
Letter of credit loan	1,804,165		a)
Other borrowings	1,495,840		a)
	4,685,506	Guaranteed by JinkoSolar Holding	b)
	1,850,834	Guaranteed by Jiangxi Jinko	b)
Guaranteed by subsidiaries	494,645	Guaranteed by Jiangxi Jinko and Sichuan Jinko	b)
of the Group and third parties	597,700	Guaranteed by Zhejiang Jinko	b)
and/or collateralized on the	90,000	Guaranteed by Zhejiang Jinko and Chuxiong Jinko	b)
Group’s assets	12,114	Guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd	b)
	179,425	Guaranteed by Paker	b)
	468,195	Financings associated with failed sale-leaseback transactions	c)
	951,517	Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	d)
Total	13,583,774
a)	As of December 31, 2023, the Group had short-term borrowings of RMB954 million credit loans, RMB1,804 million letter of credit loans and RMB1,496 million loan from government background companies. The remaining short-term borrowings of RMB9,330 million were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB4,686 million guaranteed by JinkoSolar Holding, RMB1,851 million guaranteed by Jiangxi Jinko, RMB495 million guaranteed by Jiangxi Jinko and Sichuan Jinko, RMB598 million guaranteed by Zhejiang Jinko, RMB90 million guaranteed by Zhejiang Jinko and Chuxiong Jinko, RMB12 million guaranteed by Shangrao Innovation Development Industry Investment Group Co., Ltd, and RMB179 million by Paker, respectively.
c)	As of December 31, 2023, the Group recorded financings associated with failed sale-lease back transactions with the amount of RMB1,222 million under long-term borrowings, and RMB468 million as current portion.
d)	RMB175 million collateralized on certain inventories of the Group, RMB257 million collateralized on certain inventiories and account receivables of the Group, RMB160 million collateralized on the Group’s certain building and land use right, RMB359 million collateralized on the Group’s certain equipment.

In addition, included in these borrowings there were borrowings of RMB432 million guaranteed by Jinkosolar Holding, RMB469 million guaranteed by Jiangxi Jinko, and RMB50 million guaranteed by Zhejiang Jinko.

Schedule of long-term borrowings

Components of short-term borrowings as of December 31, 2022 and 2023 were as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Long-term bank borrowings	3,329,075	4,459,363
Long-term financings associated with failed sale-leaseback transactions	2,595,686	1,222,281
Other long-term borrowings	9,200,490	8,245,203
Less: Current portion of long-term bank borrowings	(969,811)	(724,006)
Less: Current portion of financings associated with failed sale-leaseback transactions	(1,132,645)	(468,195)
Less: Current portion of other long-term borrowings	—	(1,495,840)
Total long-term borrowings	13,022,795	11,238,806

Schedule of long-term future principal repayments

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2024	2,688,041
2025	2,601,083
2026	4,716,306
2027	1,989,428
2028	1,577,874
Thereafter	354,115
Total	13,926,847